SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development expenses and Foreign currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant accounting policies
Research and development expenses	$ 18,033,074	$ 11,282,241	$ 6,059,525
Cash and cash equivalents	59,408,555	34,406,970
CNY
Significant accounting policies
Cash and cash equivalents	$ 9,473,171	$ 3,696,283	$ 6,884,354